SCHEDULE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED, BASED ON THEIR RELATIVE FAIR VALUES (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Oct. 04, 2022	Jun. 30, 2022
Intelligent Fingerprinting Limited Acquisition
Cash and cash equivalents			$ 174,481
Inventory			774,625
Other current assets			345,038
Property and Equipment			52,170
Intangible assets			5,463,000
Goodwill		$ 4,130,037	3,803,293
Total assets acquired			10,612,607
Accounts payable and accrued expenses			(1,027,302)
Notes payable			(677,137)
Convertible notes payable			(1,683,764)
Total liabilities assumed			(3,388,203)
Net assets			$ 7,224,404